MINING MACHINES, NET - Additional Information (Details) - USD ($)			12 Months Ended
	Aug. 14, 2025	Jun. 27, 2025	Dec. 31, 2025	Dec. 31, 2024	Jul. 27, 2025
MINING MACHINES, NET
Depreciation expense of mining machines			$ 115,835,500	$ 11,539,783
Number of shares with the fair value of the warrant granted		$ 146,670,925	411,352,430
Shares issued		$ 2.23
Provision of impairment loss			338,280,027		$ 256,856,571
Purchases of mining machines	$ 43,040,000.00		105,370,217	$ 128,028,596
Impairment loss recognized			$ 81,423,456